CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 3,673	$ 5,031
Restricted cash	786	772
Trade receivables, net	467	399
Financing receivables, net	19,062	19,167
Inventories, net	7,754	6,726
Property, plant and equipment, net	5,608	5,901
Investments in unconsolidated subsidiaries and affiliates	527	526
Equipment under operating leases	1,783
Equipment under operating leases		1,774
Goodwill	2,455	2,453
Other intangible assets, net	774	788
Deferred tax assets	567	591
Derivative assets	108	98
Other assets	2,363	1,874
Total Assets	45,927	46,100
LIABILITIES AND EQUITY
Debt	23,807	24,445
Trade payables	5,956	5,889
Deferred tax liabilities	118	114
Pension, postretirement and other postemployment benefits	1,460	1,488
Derivative liabilities	128	108
Other liabilities	9,037	8,958
Total Liabilities	40,506	41,002
Redeemable noncontrolling interest	30	30
Common shares, €0.01, par value; outstanding 1,354,298,423 common shares and 388,395,387 special voting shares at 3/31/2019; and outstanding 1,353,831,958 common shares and 388,725,624 special voting shares at 12/31/2018	25	25
Treasury stock, at cost; 10,101,773 common shares at 3/31/2019 and 10,568,238 common shares at 12/31/2018	(122)	(128)
Additional paid in capital	4,415	4,409
Retained earnings	2,918	2,596
Accumulated other comprehensive loss	(1,877)	(1,859)
Noncontrolling interests	32	25
Total Equity	5,391	5,068
Total Liabilities and Equity	$ 45,927	$ 46,100